Fair Value Measurements on a Recurring Basis (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Liabilities:
FPS liability	$ 250,000	$ 250,000
Total Liabilities	14,822,827	24,407,200
CF ACQUISITION CORP. VI [Member]
Assets:
Assets held in Trust Account - U.S. government debt securities	300,346,262	300,023,016
Liabilities:
Warrant liability	10,668,250	19,954,232
FPS liability	4,154,577	4,452,968
Quoted Prices in Active Markets (Level 1) | CF ACQUISITION CORP. VI [Member]
Assets:
Assets held in Trust Account - U.S. government debt securities	300,346,262	300,023,016
Liabilities:
Warrant liability	10,425,000	19,499,250
FPS liability
Total Liabilities	10,425,000	19,499,250
Significant Other Observable Inputs (Level 2) | CF ACQUISITION CORP. VI [Member]
Assets:
Assets held in Trust Account - U.S. government debt securities
Liabilities:
Warrant liability	243,250	454,982
FPS liability
Total Liabilities	243,250	454,982
Significant Other Unobservable Inputs (Level 3) | CF ACQUISITION CORP. VI [Member]
Assets:
Assets held in Trust Account - U.S. government debt securities
Liabilities:
Warrant liability
FPS liability	4,154,577	4,452,968
Total Liabilities	$ 4,154,577	$ 4,452,968